Construction in progress (Tables)	12 Months Ended
Jun. 30, 2013
Construction In Progress Disclosure [Abstract]
Schedule of construction in progress
Project	Total as of June 30, 2013	Estimated cost to complete	Estimated total cost	Estimated completion date
New coking plant	$40,224,821	$26,826,890	$67,051,711	July 2014